Other current liabilities	12 Months Ended
Dec. 31, 2024
Other current liabilities [Abstract]
Other current liabilities
13. Other current liabilities

	Year ended December 31,
	2024	2023
	$’000	$’000
Accruals	3,868	2,325
Social security payable	385	340
Other liabilities	704	203
	4,957	2,868

Other current liabilities mainly comprise accruals for operating expenses and employee tax payable and are expected to be settled within one year.